Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance	$ 549,222,740
Balance	(83,309,248)
Balance	465,913,492
Depreciation for the period	(13,361,702)	$ (15,304,021)
Vessel improvements	550,598
Balance	549,773,338
Balance	(96,670,950)
Balance	$ 453,102,388